ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2015
Allowance For Loan And Lease Losses [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES

NOTE 5 – ALLOWANCE FOR LOAN AND LEASE LOSSES

     Allowance for Loan and Lease Losses. The allowance for loan and lease losses (“ALLL”) is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The Company’s allowance for possible loan loss methodology includes allowance allocations calculated in accordance with ASC Topic 310, “Receivables” and allowance allocations calculated in accordance with ASC Topic 450, “Contingencies.” Accordingly, the methodology is based on historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of the allowance for possible loan losses is designed to account for credit deterioration as it occurs. The provision for possible loan losses reflects loan quality trends, including the levels of and trends related to nonaccrual loans, past due loans, potential problem loans, criticized loans and net charge-offs or recoveries, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for possible loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

     The level of the allowance reflects management’s continuing evaluation of industry concentrations, specific credit risks, loan loss experience, current loan portfolio quality, present economic, political and regulatory conditions and unidentified losses inherent in the current loan portfolio. Portions of the allowance may be allocated for specific credits; however, the entire allowance is available for any credit that, in management’s judgment, should be charged off. While management utilizes its best judgment and information available, the ultimate adequacy of the allowance is dependent upon a variety of factors beyond the Company’s control, including, among other things, the performance of the Company’s loan portfolio, the economy, changes in interest rates and the view of the regulatory authorities toward loan classifications.

     The Company’s allowance for possible loan losses consists of three elements: (i) specific valuation allowances determined in accordance with ASC Topic 310 based on probable losses on specific loans; (ii) historical valuation allowances determined in accordance with ASC Topic 450 based on historical loan loss experience for similar loans with similar characteristics and trends, adjusted, as necessary, to reflect the impact of current conditions; and (iii) general valuation allowances determined in accordance with ASC Topic 450 based on general economic conditions and other qualitative risk factors both internal and external to the Company.

     The allowances established for probable losses on specific loans are based on a regular analysis and evaluation of problem loans. Commercial loans are classified based on an internal credit risk grading process that evaluates, among other things: (i) the obligor’s ability to repay; (ii) the underlying collateral, if any; and (iii) the economic environment and industry in which the borrower operates. This analysis is performed at the relationship manager level for all commercial loans. When a loan has a calculated grade of 7 or higher, a special assets officer analyzes the loan to determine whether the loan is impaired and, if impaired, the need to specifically allocate a portion of the allowance for possible loan losses to the loan. Specific valuation allowances are determined by analyzing the borrower’s ability to repay amounts owed, collateral deficiencies, the relative risk grade of the loan and economic conditions affecting the borrower’s industry, among other things.

     Historical valuation allowances are calculated based on the historical loss experience of specific types of loans and the internal risk grade of such loans at the time they were charged-off. The Company calculates historical loss ratios for pools of similar loans with similar characteristics based on the proportion of actual charge-offs experienced to the total population of loans in the pool. The historical loss ratios are periodically updated based on actual charge-off experience. A historical valuation allowance is established for each pool of similar loans based upon the product of the historical loss ratio and the total dollar amount of the loans in the pool. The Company’s pools of similar loans include similarly risk-graded groups of commercial and industrial loans, commercial real estate loans, consumer real estate loans and consumer and other loans.

The components of the general valuation allowance include (i) the additional reserves allocated to specific loan portfolio segments as a result of applying an environmental risk adjustment factor to the base historical loss allocation and (ii) the additional reserves that are not allocated to specific loan portfolio segments including allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management.

     Included in the general valuation allowances are allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management. Concentration risk limits have been established, among other things, for certain industry concentrations, large balance and highly leveraged credit relationships that exceed specified risk grades, and loans originated with policy exceptions that exceed specified risk grades.

     The allowance for loan losses is maintained at a level considered adequate to provide for the losses that can be reasonably anticipated. Management’s periodic evaluation of the adequacy of the allowance is based on the Company’s past loan loss experience, know and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to change. The Company uses a rolling ten quarters historic loss period for all segments when estimating the historic charge off rates calculated in accordance with ASC Topic 450 and incorporates environmental factors for various components such as economic conditions, trends in delinquencies, loan review assessments, credit concentrations and level of underperforming ratios.

     General valuation allowances are based on general economic conditions and other qualitative risk factors both internal and external to the Company. In general, such valuation allowances are determined by evaluating, among other things: (i) the experience, ability and effectiveness of the bank’s lending management and staff; (ii) the effectiveness of the Company’s loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; and (ix) the impact of changes to interest rates on portfolio risk. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, moderate or low degree of risk. The results are then input into a “general allocation matrix” to determine an appropriate general valuation allowance.

     Included in the general valuation allowances are allocations for groups of similar loans with risk characteristics that exceed certain concentration limits established by management. Concentration risk limits have been established, among other things, for certain industry concentrations, large balance and highly leveraged credit relationships that exceed specified risk grades, and loans originated with policy exceptions that exceed specified risk grades.

     Loans identified as losses by management and internal loan review are charged off. Furthermore, consumer loan accounts are charged off automatically based on regulatory requirements.

The following table summarizes the allocation in the ALLL by loan segment:

		Residential real	Consumer and
December 31, 2015	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$6,719	$1,053	$162	$7,934
Less: charge-offs	-	(34)	(13)	(47)
Add: recoveries	683	12	22	717
Add: provisions	-	30	-	30
Ending balance	$7,402	$1,061	$171	$8,634

		Residential real	Consumer and
December 31, 2014	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$7,359	$1,084	$152	$8,595
Less: charge-offs	(739)	(41)	(11)	(791)
Add: recoveries	99	10	21	130
Add: provisions	-	-	-	-
Ending balance	$6,719	$1,053	$162	$7,934

		Residential real	Consumer and
December 31, 2013	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$7,528	$1,109	$172	$8,809
Less: charge-offs	(222)	(27)	(49)	(298)
Add: recoveries	53	2	29	84
Add: provisions	-	-	-	-
Ending balance	$7,359	$1,084	$152	$8,595

The following tables detail the amount of the ALLL allocated to each portfolio segment as of December 31, 2015, 2014 and 2013, disaggregated on the basis of the Company’s impairment methodology:

		Residential	Consumer and
December 31, 2015	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$57	$102	$-	$159
Loans collectively evaluated for impairment	7,345	959	171	8,475
Ending balance	$7,402	$1,061	$171	$8,634

		Residential	Consumer and
December 31, 2014	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$42	$10	$-	$52
Loans collectively evaluated for impairment	6,677	1,043	162	7,882
Ending balance	$6,719	$1,053	$162	$7,934

		Residential	Consumer and
December 31, 2013	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$342	$118	$11	$471
Loans collectively evaluated for impairment	7,017	966	141	8,124
Ending balance	$7,359	$1,084	$152	$8,595

     The following table shows loans as of December 31, 2015, 2014 and 2013 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology:

		Residential	Consumer and
December 31, 2015	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$886	$1,340	$74	$2,300
Loans collectively evaluated for impairment	427,768	258,914	42,284	728,966
Ending balance	$428,654	$260,254	$42,358	$731,266

		Residential	Consumer and
December 31, 2014	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$8,014	$978	$411	$9,403
Loans collectively evaluated for impairment	374,781	228,170	39,698	642,649
Ending balance	$382,795	$229,148	$40,109	$652,052

		Residential	Consumer and
December 31, 2013	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$8,227	$987	$11	$9,225
Loans collectively evaluated for impairment	346,148	212,776	38,617	597,541
Ending balance	$354,375	$213,763	$38,628	$606,766